INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
Theoretical tax benefit		$ 7,927	$ 765
Increase (decrease) in tax rate due to:
Taxes resulting from non-deductible expenses		2,023	1,376
Temporary differences for which no deferred taxes were created		7,893	3,365
Tax credits		(1,629)	(334)
Utilization of losses		(12,340)	(1,117)
Adjustment for previous years taxes		(838)	(523)
Preferred technological enterprise and the effect of different tax rates in other jurisdictions		(1,651)	1,158
Currency differences		84	(58)
Other	$ 859	625	571
Total tax expense (benefit)	$ (59,425)	$ 2,094	$ 5,203
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Taxes resulting from non-deductible expenses		6.00%	41.00%
Temporary differences for which no deferred taxes were created		23.00%	101.00%
Tax credits		(5.00%)	(10.00%)
Utilization of losses		(36.00%)	(33.00%)
Adjustment for previous years taxes		(2.00%)	(16.00%)
Preferred technological enterprise and the effect of different tax rates in other jurisdictions		(5.00%)	35.00%
Currency differences		0.00%	(2.00%)
Other	1.40%	2.00%	17.00%
Effective tax	(100.20%)	6.00%	156.00%